American Beacon Funds
American Beacon SiM High Yield Opportunities Fund

Supplement dated March 8, 2011 to the
Prospectus dated February 14, 2011

The information below supplements the Prospectus dated February 14, 2011 by replacing the A Class Example in the “Fees and Expenses” section on page 1 with the following:

Share classes	1 year	3 years
A	$605	$974

                        *****************************************************************************************************************************************************************

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE